Sales and Receivable Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Sales to largest customers
Sales to largest customers, Amount	$ 197,221	$ 189,238	$ 171,436
Sales to largest customers, Percentage of net sales	66.00%	68.00%	66.00%
General Motors Company
Sales to largest customers
Sales to largest customers, Amount	56,972	64,588	63,617
Sales to largest customers, Percentage of net sales	19.00%	23.00%	24.00%
Ford Motor Company
Sales to largest customers
Sales to largest customers, Amount	44,773	33,854	26,930
Sales to largest customers, Percentage of net sales	15.00%	12.00%	10.00%
Chrysler Group LLC
Sales to largest customers
Sales to largest customers, Amount	$ 95,476	$ 90,796	$ 80,889
Sales to largest customers, Percentage of net sales	32.00%	33.00%	31.00%